Intangible assets amortization expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense	$ 328	$ 398	$ 312